Financing Activities (Details) - USD ($)		1 Months Ended			12 Months Ended
		Feb. 23, 2023	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Shares of Company
Beginning Balance, Shares			525,099,321	524,416,175	524,416,175	516,808,354		514,373,631
Issued					683,146	7,607,821		2,434,723
Ending Balance, Shares					525,099,321	524,416,175		516,808,354
Treasury Stock, Shares, Beginning Balance			11,233,240	20,204,160	20,204,160	20,204,160		20,204,160
Partners' Capital Account, Units, Treasury Units Reissued	[1]				8,970,920
Treasury Stock, Shares, Ending Balance					11,233,240	20,204,160		20,204,160
Long-term Debt
Senior Unsecured Notes					$ 30,174,800,000	$ 28,185,700,000
Pollution Control Bonds	[2]				1,770,200,000	1,869,300,000
Notes Payable	[3]				269,700,000	211,300,000
Securitization Bonds					487,800,000	603,500,000
Spent Nuclear Fuel Obligation	[4]				285,600,000	281,300,000
Junior Subordinated Notes	[5]				2,381,300,000	2,373,000,000
Other Long-term Debt					1,431,600,000	1,033,500,000
Total Long-term Debt Outstanding					36,801,000,000	34,557,600,000
Outstanding Long-term Debt
Principal Amount, 2023					2,486,400,000
Principal Amount, 2024	[6]				1,590,200,000
Principal Amount, 2025	[7]				3,253,900,000
Principal Amount, 2026					1,754,000,000
Principal Amount, 2027					2,251,900,000
Principal Amount, After 2027					25,773,800,000
Principal Amount, Total					37,110,200,000
Unamortized Discount, Net and Debt Issuance Costs					(309,200,000)
Total Long-term Debt Outstanding					36,801,000,000	34,557,600,000
Short-term Debt
Securitized Debt for Receivables	[8]				750,000,000.0	750,000,000.0
Commercial Paper					2,862,200,000	1,364,000,000
Total Short-term Debt					$ 4,112,200,000	$ 2,614,000,000
Securitized Debt for Receivables	[8],[9]				4.67%	0.19%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable					1.84%	0.19%		0.85%
Net Uncollectible Accounts Receivable Written Off					$ 29,500,000	$ 26,500,000		$ 15,300,000
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts					1,167,700,000
Total Principal Outstanding					750,000,000.0	750,000,000.0
Delinquent Securitized Accounts Receivable					44,200,000	57,900,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable					39,700,000	42,800,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable					360,900,000	307,100,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					19,639,500,000	16,792,000,000		14,918,500,000
Financing Activities (Textuals)
Repayments of Long-term Debt					2,345,400,000	2,989,300,000		1,339,800,000
Proceeds from Issuance of Long-term Debt					4,649,700,000	6,486,300,000		5,626,100,000
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,					$ 56,400,000	47,800,000		(86,200,000)
Maximum Percentage Debt to Capitalization					67.50%
Restricted Net Assets					$ 16,200,000,000
Dividend Restrictions	[10]				3,023,000,000
Retained Earnings Available to Pay Dividends					8,100,000,000
Dividends Paid on Common Stock					(1,645,200,000)	(1,519,500,000)		(1,424,900,000)
Credit Facilities, Total					5,000,000,000
Maximum Value of Shares to be Issued Under ATM Program					$ 1,000,000,000
Maximum Percentage Paid to Selling Agents					2.00%
Issuance of Common Stock, Net					$ 826,500,000	600,500,000		155,000,000.0
Commitment From Bank Conduits to Finance Receivables (One) [Domain]					125,000,000
Commitment from Bank Conduits to Finance Receivables Two					625,000,000
Total Commitment From Bank Conduits To Finance Receivables					$ 750,000,000
2019 Equity Units [Member]
Shares of Company
Issued					8,970,920
Financing Activities (Textuals)
Equity Units Issued					16,100,000
Per Unit Conversion for Equity Units					$ 50
Net Equity Units Issuance Proceeds					785,000,000
Principal Amounts of Junior Subordinated Debt					$ 1,000
Forward Equity Purchase Contract Date					2022
Corporate unit ownership share of an equity unit					5.00%
Issuance of Common Stock, Net					$ 805,000,000
2020 Equity Units [Member]
Financing Activities (Textuals)
Equity Units Issued					17,000,000
Per Unit Conversion for Equity Units					$ 50
Net Equity Units Issuance Proceeds					833,000,000
Principal Amounts of Junior Subordinated Debt					$ 1,000
Forward Equity Purchase Contract Date					2023
Equity Units Annual Distribution Rate					6.125%
Forward Equity Contract Payment Rate					4.825%
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,					$ 0	$ 0		110,600,000
Maximum Shares Issued Under Equity Units Conversion					10,205,100
Corporate unit ownership share of an equity unit					5.00%
Minimum [Member] | 2020 Equity Units [Member]
Financing Activities (Textuals)
AEP Share Price for Equity Unit Conversion					$ 83.29
Shares Per Equity Unit					0.5003
Maximum [Member] | 2020 Equity Units [Member]
Financing Activities (Textuals)
AEP Share Price for Equity Unit Conversion					$ 99.95
Shares Per Equity Unit					0.6003
Commercial Paper [Member]
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				4.80%	0.34%
Financing Activities (Textuals)
Weighted Average Interest Rate of Commercial Paper Outstanding During Year					2.74%
Maximum Amount of Commercial Paper Outstanding					$ 2,900,000,000
364 Day Term Loan
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				0.00%	0.81%
Other Short-term Borrowings					$ 0	$ 500,000,000.0
Term Loan 1
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				5.17%	0.00%
Other Short-term Borrowings					$ 125,000,000.0	$ 0
Term Loan 2
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				5.17%	0.00%
Other Short-term Borrowings					$ 150,000,000.0	$ 0
Term Loan 3
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				5.23%	0.00%
Other Short-term Borrowings					$ 100,000,000.0	$ 0
Term Loan 4
Short-term Debt
Debt, Weighted Average Interest Rate	[9]				4.87%	0.00%
Other Short-term Borrowings					$ 125,000,000.0	$ 0
Securitized Debt
Short-term Debt
Securitized Debt for Receivables					$ 750,000,000
Financing Activities (Textuals)
Weighted Average Interest Rate of Commercial Paper Outstanding During Year					1.84%
AEP Texas Inc. [Member]
Long-term Debt
Senior Unsecured Notes					$ 4,702,700,000	4,135,500,000
Pollution Control Bonds					440,200,000	439,900,000
Securitization Bonds					314,400,000	404,700,000
Other Long-term Debt					200,500,000	200,700,000
Total Long-term Debt Outstanding					5,657,800,000	5,180,800,000
Outstanding Long-term Debt
Principal Amount, 2023					278,500,000
Principal Amount, 2024					96,000,000.0
Principal Amount, 2025					524,500,000
Principal Amount, 2026					75,000,000.0
Principal Amount, 2027					25,600,000
Principal Amount, After 2027					4,706,400,000
Principal Amount, Total					5,706,000,000
Unamortized Discount, Net and Debt Issuance Costs					(48,200,000)
Total Long-term Debt Outstanding					5,657,800,000	5,180,800,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					1,848,000,000	1,587,700,000		1,528,000,000
Financing Activities (Textuals)
Repayments of Long-term Debt					716,000,000.0	88,700,000		392,100,000
Proceeds from Issuance of Long-term Debt					$ 1,188,600,000	444,200,000		$ 652,700,000
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 1,105,700,000
AEP Texas Inc. [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					348,800,000	355,500,000
Maximum Loans to Money Pool					652,300,000	104,700,000
Average Borrowings from Money Pool					173,300,000	172,500,000
Average Loans to Money Pool					247,800,000	40,000,000.0
Net Loans (Borrowings) to/from Money Pool					(96,500,000)	(26,900,000)
Authorized Short Term Borrowing Limit					$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					1.08%	0.33%		1.51%
Average Interest Rate For Funds Loaned					1.99%	0.26%		0.81%
AEP Texas Inc. [Member] | Utility [Member] | Nonutility [Member]
Financing Activities (Textuals)
Interest Expense, Related Party					$ 900,000	$ 300,000		$ 800,000
Interest Income Earned on Advances to the Money Pool					$ 2,600,000	$ 100,000		$ 700,000
AEP Texas Inc. [Member] | Nonutility [Member]
Maximum Interest Rate For Funds Loaned					5.28%	0.58%		2.70%
Minimum Interest Rate for Funds Loaned					0.46%	0.21%		0.27%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool					$ 7,000,000.0	$ 7,100,000
Average Loans to Money Pool					6,800,000	6,900,000
Net Loans (Borrowings) to/from Money Pool					$ 6,900,000	$ 6,900,000
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned					2.23%	0.37%		1.18%
AEP Transmission Co [Member]
Long-term Debt
Senior Unsecured Notes					$ 4,782,800,000	$ 4,343,900,000
Total Long-term Debt Outstanding					4,782,800,000	4,343,900,000
Outstanding Long-term Debt
Principal Amount, 2023					60,000,000.0
Principal Amount, 2024					95,000,000.0
Principal Amount, 2025					90,000,000.0
Principal Amount, 2026					425,000,000.0
Principal Amount, 2027					0
Principal Amount, After 2027					4,166,000,000
Principal Amount, Total					4,836,000,000
Unamortized Discount, Net and Debt Issuance Costs					(53,200,000)
Total Long-term Debt Outstanding					4,782,800,000	4,343,900,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					1,651,700,000	1,410,900,000		$ 1,232,700,000
Financing Activities (Textuals)
Repayments of Long-term Debt					104,000,000.0	50,000,000.0		0
Proceeds from Issuance of Long-term Debt					540,800,000	443,700,000		$ 519,500,000
Sub-Limit of Secured Debt					$ 50,000,000
Maximum Percentage of Consolidated Tangible Net Assets					10.00%
Tangible Capital to Tangible Assets					0.019
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 0
AEP Transmission Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					480,200,000	444,900,000
Maximum Loans to Money Pool					137,000,000.0	117,300,000
Average Borrowings from Money Pool					189,400,000	189,100,000
Average Loans to Money Pool					28,900,000	29,700,000
Net Loans (Borrowings) to/from Money Pool					(195,500,000)	(108,800,000)
Authorized Short Term Borrowing Limit	[11]				$ 820,000,000.0	$ 820,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					1.81%	0.32%		1.29%
Average Interest Rate For Funds Loaned					2.47%	0.10%		1.99%
AEP Transmission Co [Member] | Utility [Member] | Direct Borrowing [Member]
Financing Activities (Textuals)
Interest Expense, Related Party					$ 3,500,000	$ 600,000		$ 1,500,000
Interest Income Earned on Advances to the Money Pool					$ 1,600,000	$ 400,000		$ 2,400,000
AEP Transmission Co [Member] | Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed					5.28%	0.86%		2.70%
Minimum Interest Rate For Funds Borrowed					0.46%	0.25%		0.27%
Maximum Interest Rate For Funds Loaned					5.28%	0.86%		2.70%
Minimum Interest Rate for Funds Loaned					0.46%	0.25%		0.27%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					$ 52,400,000	$ 14,600,000
Maximum Loans to Money Pool					141,800,000	224,200,000
Average Borrowings from Money Pool					6,700,000	1,800,000
Average Loans to Money Pool					57,500,000	118,000,000.0
Borrowings from Parent					29,400,000	1,500,000
Loans to Parent					0	12,700,000
Authorized Short Term Borrowing Limit	[12]				$ 50,000,000.0	$ 50,000,000.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					2.08%	0.38%		1.20%
Average Interest Rate For Funds Loaned					2.07%	0.35%		1.13%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes					$ 4,581,400,000	$ 4,083,700,000
Pollution Control Bonds	[2]				429,400,000	529,500,000
Securitization Bonds					173,300,000	198,800,000
Other Long-term Debt					226,400,000	126,900,000
Total Long-term Debt Outstanding					5,410,500,000	4,938,900,000
Outstanding Long-term Debt
Principal Amount, 2023					251,800,000
Principal Amount, 2024					113,500,000
Principal Amount, 2025					673,300,000
Principal Amount, 2026					30,900,000
Principal Amount, 2027					355,600,000
Principal Amount, After 2027					4,031,800,000
Principal Amount, Total					5,456,900,000
Unamortized Discount, Net and Debt Issuance Costs					(46,400,000)
Total Long-term Debt Outstanding					5,410,500,000	4,938,900,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues					194,400,000	153,100,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					3,520,700,000	3,092,900,000		$ 2,809,200,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit					1,552,900,000	1,324,100,000		1,272,900,000
Financing Activities (Textuals)
Repayments of Long-term Debt					230,400,000	393,000,000.0		140,300,000
Proceeds from Issuance of Long-term Debt					$ 698,000,000.0	494,000,000.0		$ 606,900,000
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 543,100,000
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					438,400,000	199,300,000
Maximum Loans to Money Pool					214,200,000	616,900,000
Average Borrowings from Money Pool					181,700,000	87,500,000
Average Loans to Money Pool					45,400,000	118,300,000
Net Loans (Borrowings) to/from Money Pool					(162,400,000)	(178,500,000)
Authorized Short Term Borrowing Limit					$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					2.34%	0.41%		2.12%
Average Interest Rate For Funds Loaned					2.39%	0.25%		0.85%
Financing Activities (Textuals)
Interest Expense, Related Party					$ 5,600,000	$ 100,000		$ 2,800,000
Interest Income Earned on Advances to the Money Pool					2,800,000	300,000		700,000
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes					2,597,300,000	2,595,500,000
Pollution Control Bonds	[2]				189,000,000.0	188,700,000
Notes Payable	[3]				183,800,000	122,200,000
Spent Nuclear Fuel Obligation	[4]				285,600,000	281,300,000
Other Long-term Debt					5,100,000	7,300,000
Total Long-term Debt Outstanding					3,260,800,000	3,195,000,000
Outstanding Long-term Debt
Principal Amount, 2023					341,800,000
Principal Amount, 2024					56,400,000
Principal Amount, 2025					220,500,000
Principal Amount, 2026					8,500,000
Principal Amount, 2027					1,700,000
Principal Amount, After 2027					2,660,600,000
Principal Amount, Total					3,289,500,000
Unamortized Discount, Net and Debt Issuance Costs					(28,700,000)
Total Long-term Debt Outstanding					3,260,800,000	3,195,000,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues					166,900,000	156,900,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					2,659,700,000	2,330,700,000		2,236,000,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit					2,045,600,000	1,927,000,000		1,891,800,000
Financing Activities (Textuals)
Repayments of Long-term Debt					83,400,000	383,500,000		93,200,000
Proceeds from Issuance of Long-term Debt					$ 142,700,000	546,700,000		$ 69,500,000
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 688,200,000
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					318,600,000	166,500,000
Maximum Loans to Money Pool					23,000,000.0	368,200,000
Average Borrowings from Money Pool					105,200,000	110,400,000
Average Loans to Money Pool					22,300,000	67,700,000
Net Loans (Borrowings) to/from Money Pool					(226,900,000)	(71,800,000)
Authorized Short Term Borrowing Limit					$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					2.57%	0.33%		1.07%
Average Interest Rate For Funds Loaned					2.20%	0.23%		1.18%
Financing Activities (Textuals)
Interest Expense, Related Party					$ 2,900,000	$ 200,000		$ 1,400,000
Interest Income Earned on Advances to the Money Pool					500,000	200,000		200,000
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes					2,969,700,000	2,967,800,000
Other Long-term Debt					600,000	700,000
Total Long-term Debt Outstanding					2,970,300,000	2,968,500,000
Outstanding Long-term Debt
Principal Amount, 2023					100,000
Principal Amount, 2024					100,000
Principal Amount, 2025					100,000
Principal Amount, 2026					100,000
Principal Amount, 2027					100,000
Principal Amount, After 2027					3,000,100,000
Principal Amount, Total					3,000,600,000
Unamortized Discount, Net and Debt Issuance Costs					(30,300,000)
Total Long-term Debt Outstanding					2,970,300,000	2,968,500,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues					478,600,000	392,700,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					3,672,100,000	2,837,500,000		2,665,000,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit					3,101,300,000	2,458,500,000		2,366,200,000
Financing Activities (Textuals)
Repayments of Long-term Debt					100,000	500,100,000		100,000
Proceeds from Issuance of Long-term Debt					0	1,037,100,000		$ 347,000,000.0
Dividend Restrictions					0
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					262,500,000	259,200,000
Maximum Loans to Money Pool					246,100,000	622,900,000
Average Borrowings from Money Pool					101,300,000	61,600,000
Average Loans to Money Pool					86,900,000	127,200,000
Net Loans (Borrowings) to/from Money Pool					(172,900,000)	42,000,000.0
Authorized Short Term Borrowing Limit					$ 500,000,000.0	$ 500,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					3.51%	0.27%		0.99%
Average Interest Rate For Funds Loaned					1.22%	0.14%		2.06%
Financing Activities (Textuals)
Interest Expense, Related Party					$ 2,300,000	$ 100,000		$ 1,800,000
Interest Income Earned on Advances to the Money Pool					$ 400,000	$ 100,000		0
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000	10,482,000
Ending Balance, Shares					10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes					$ 1,785,600,000	$ 1,785,500,000
Other Long-term Debt					127,200,000	128,000,000.0
Total Long-term Debt Outstanding					1,912,800,000	1,913,500,000
Outstanding Long-term Debt
Principal Amount, 2023					500,000
Principal Amount, 2024					600,000
Principal Amount, 2025					250,600,000
Principal Amount, 2026					50,600,000
Principal Amount, 2027					300,000
Principal Amount, After 2027					1,625,000,000
Principal Amount, Total					1,927,600,000
Unamortized Discount, Net and Debt Issuance Costs					(14,800,000)
Total Long-term Debt Outstanding					1,912,800,000	1,913,500,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues					155,500,000	114,500,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					1,875,700,000	1,474,300,000		1,263,900,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit					1,809,500,000	1,406,400,000		1,221,000,000
Financing Activities (Textuals)
Repayments of Long-term Debt					500,500,000	750,500,000		13,200,000
Proceeds from Issuance of Long-term Debt					$ 499,700,000	1,290,000,000		$ 0
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 0
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					364,200,000	267,700,000
Maximum Loans to Money Pool					432,500,000	747,300,000
Average Borrowings from Money Pool					224,500,000	134,000,000.0
Average Loans to Money Pool					402,800,000	113,100,000
Net Loans (Borrowings) to/from Money Pool					(364,200,000)	(72,300,000)
Authorized Short Term Borrowing Limit					$ 400,000,000.0	$ 400,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					2.65%	0.34%		0.92%
Average Interest Rate For Funds Loaned					0.75%	0.07%		1.95%
Financing Activities (Textuals)
Interest Expense, Related Party					$ 5,500,000	$ 300,000		$ 600,000
Interest Income Earned on Advances to the Money Pool					300,000	0		100,000
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes					3,297,600,000	3,295,100,000
Notes Payable	[3]				55,900,000	59,100,000
Other Long-term Debt					38,100,000	41,000,000.0
Total Long-term Debt Outstanding					3,391,600,000	3,395,200,000
Outstanding Long-term Debt
Principal Amount, 2023					6,200,000
Principal Amount, 2024					6,200,000
Principal Amount, 2025					6,200,000
Principal Amount, 2026					906,200,000
Principal Amount, 2027					6,200,000
Principal Amount, After 2027					2,488,200,000
Principal Amount, Total					3,419,200,000
Unamortized Discount, Net and Debt Issuance Costs					(27,600,000)
Total Long-term Debt Outstanding					3,391,600,000	3,395,200,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues					194,000,000.0	153,000,000.0
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					2,283,200,000	2,126,000,000		1,735,300,000
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit					1,858,400,000	1,636,100,000		1,593,800,000
Financing Activities (Textuals)
Repayments of Long-term Debt					6,200,000	381,200,000		21,200,000
Proceeds from Issuance of Long-term Debt					$ 0	1,137,600,000		0
Maximum Percentage Debt to Capitalization					67.50%
Dividend Restrictions					$ 373,000,000.0
Dividends Paid on Common Stock					(3,400,000)	(4,800,000)		$ (1,900,000)
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool					358,400,000	280,300,000
Maximum Loans to Money Pool					156,600,000	561,900,000
Average Borrowings from Money Pool					219,300,000	142,400,000
Average Loans to Money Pool					109,700,000	287,400,000
Net Loans (Borrowings) to/from Money Pool					(310,700,000)	153,800,000
Authorized Short Term Borrowing Limit					$ 400,000,000.0	$ 400,000,000.0
Maximum and Minimum Interest Rates
Maximum Interest Rate					5.28%	0.48%		2.70%
Minimum Interest Rate					0.10%	0.02%		0.27%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed					2.80%	0.26%		1.27%
Average Interest Rate For Funds Loaned					0.55%	0.18%		0.00%
Southwestern Electric Power Co [Member] | Utility [Member] | Nonutility [Member]
Financing Activities (Textuals)
Interest Expense, Related Party					$ 4,900,000	$ 300,000		$ 1,500,000
Interest Income Earned on Advances to the Money Pool					$ 200,000	$ 100,000		$ 0
Southwestern Electric Power Co [Member] | Nonutility [Member]
Maximum Interest Rate For Funds Loaned					5.28%	0.58%		2.70%
Minimum Interest Rate for Funds Loaned					0.46%	0.21%		0.27%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool					$ 2,100,000	$ 2,100,000
Average Loans to Money Pool					2,100,000	2,100,000
Net Loans (Borrowings) to/from Money Pool					$ 2,100,000	$ 2,100,000
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned					2.23%	0.37%		1.18%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2022
Maturity Date High					2052
Weighted Average Interest Rate					3.98%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.75%	0.61%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					8.13%	8.13%
Senior Notes [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2023
Maturity Date High					2052
Weighted Average Interest Rate					4.06%
Senior Notes [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.10%	2.10%
Senior Notes [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.76%	6.76%
Senior Notes [Member] | AEP Transmission Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2023
Maturity Date High					2052
Weighted Average Interest Rate					3.83%
Senior Notes [Member] | AEP Transmission Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.75%	2.75%
Senior Notes [Member] | AEP Transmission Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.52%	5.52%
Senior Notes [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2025
Maturity Date High					2050
Weighted Average Interest Rate					4.68%
Senior Notes [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.70%	2.70%
Senior Notes [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					7.00%	7.00%
Senior Notes [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2023
Maturity Date High					2051
Weighted Average Interest Rate					4.19%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.20%	3.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.05%	6.05%
Senior Notes [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2030
Maturity Date High					2051
Weighted Average Interest Rate					3.87%
Senior Notes [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.63%	1.63%
Senior Notes [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.60%	6.60%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2025
Maturity Date High					2051
Weighted Average Interest Rate					3.74%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.20%	2.20%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.63%	6.63%
Senior Notes [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2026
Maturity Date High					2051
Weighted Average Interest Rate					3.57%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.65%	1.65%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.20%	6.20%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]				2022
Maturity Date High	[13]				2036
Weighted Average Interest Rate					2.74%
Pollution Control Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.63%	0.19%
Pollution Control Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.55%	4.55%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]				2023
Maturity Date High	[13]				2030
Weighted Average Interest Rate					3.42%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.90%	0.90%
Pollution Control Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.55%	4.55%
Pollution Control Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]				2024
Maturity Date High	[13]				2036
Weighted Average Interest Rate					2.74%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.63%	0.19%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.80%	2.75%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[13]				2025
Maturity Date High	[13]				2025
Weighted Average Interest Rate					2.49%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.75%	0.75%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.05%	3.05%
Notes Payable, Other Payables [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2022
Maturity Date High					2032
Weighted Average Interest Rate					4.29%
Notes Payable, Other Payables [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.93%	0.79%
Notes Payable, Other Payables [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.37%	6.37%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2023
Maturity Date High					2027
Weighted Average Interest Rate					4.26%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					0.93%	0.79%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.93%	1.24%
Notes Payable, Other Payables [Member] | Indiana Michigan Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		$ 8,000,000		$ 8,000,000
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2024
Maturity Date High					2032
Weighted Average Interest Rate					5.38%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.58%	4.58%
Notes Payable, Other Payables [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.37%	6.37%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[14]				2023
Maturity Date High	[14]				2029
Weighted Average Interest Rate					2.91%
Securitization Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.01%	2.01%
Securitization Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.77%	3.77%
Securitization Bonds [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[14]				2024
Maturity Date High	[14]				2029
Weighted Average Interest Rate					2.50%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.06%	2.06%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.84%	2.84%
Securitization Bonds [Member] | AEP Texas Inc. [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		12,000,000
Securitization Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[14]				2023
Maturity Date High	[14]				2028
Weighted Average Interest Rate					3.67%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					2.01%	2.01%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.77%	3.77%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Repayments of Long-term Debt		$ 13,000,000
Junior Subordinated Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2024
Maturity Date High					2027
Weighted Average Interest Rate					2.35%
Junior Subordinated Notes [Member] | 2019 Equity Units [Member]
Financing Activities (Textuals)
Proceeds from Issuance of Debt					$ 805,000,000
Principal Amounts of Junior Subordinated Debt					805,000,000
Junior Subordinated Notes [Member] | 2020 Equity Units [Member]
Financing Activities (Textuals)
Proceeds from Issuance of Debt					850,000,000
Principal Amounts of Junior Subordinated Debt					$ 850,000,000
Junior Subordinated Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.30%	1.30%
Junior Subordinated Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.88%	3.88%
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2022
Maturity Date High					2059
Weighted Average Interest Rate					5.44%
Other Long Term Debt [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.15%	0.76%
Other Long Term Debt [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					13.72%	13.72%
Other Long Term Debt [Member] | AEP Texas Inc. [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2025
Maturity Date High					2059
Weighted Average Interest Rate					5.67%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.50%	1.35%
Other Long Term Debt [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.67%	4.50%
Other Long Term Debt [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2023
Maturity Date High					2026
Weighted Average Interest Rate					5.34%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.84%	1.24%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					13.72%	13.72%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2025
Maturity Date High					2025
Weighted Average Interest Rate					6.00%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.00%	6.00%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					6.00%	6.00%
Other Long Term Debt [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2028
Maturity Date High					2028
Weighted Average Interest Rate					1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.15%	1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					1.15%	1.15%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2025
Maturity Date High					2027
Weighted Average Interest Rate					5.69%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					3.00%	1.47%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					5.75%	3.00%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low					2028
Maturity Date High					2028
Weighted Average Interest Rate					4.68%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.68%	4.68%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate					4.68%	4.68%
Junior Subordinated Debt [Member]
Financing Activities (Textuals)
Debt Instrument, Interest Rate, Stated Percentage					2.031%
Junior Subordinated Debt [Member] | 2019 Equity Units [Member]
Financing Activities (Textuals)
Debt Instrument, Interest Rate, Stated Percentage					3.40%
Junior Subordinated Debt [Member] | 2020 Equity Units [Member]
Financing Activities (Textuals)
Debt Instrument, Interest Rate, Stated Percentage					1.30%
Senior Unsecured Notes | Public Service Co Of Oklahoma [Member] | Subsequent Event [Member]
Financing Activities (Textuals)
Proceeds from Issuance of Long-term Debt			$ 475,000,000
Debt Instrument, Interest Rate, Stated Percentage			5.25%
Servicing Contracts [Member] | Appalachian Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					$ 9,400,000	$ 4,900,000	[15]	$ 5,200,000
Servicing Contracts [Member] | Indiana Michigan Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					9,700,000	7,000,000.0	[15]	7,900,000
Servicing Contracts [Member] | Ohio Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					29,800,000	8,300,000	[15]	24,100,000
Servicing Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					7,400,000	3,400,000	[15]	4,800,000
Servicing Contracts [Member] | Southwestern Electric Power Co [Member]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Revenue from Contracts with Customers					9,400,000	5,400,000	[15]	6,700,000
Retained Earnings [Member]
Financing Activities (Textuals)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,						(1,100,000)
Dividends Paid on Common Stock					(1,600,000,000)	(1,500,000,000)		(1,400,000,000)
Additional Paid-in Capital [Member]
Financing Activities (Textuals)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,					56,300,000	$ 32,600,000	[16]	$ (85,800,000)	[17]
Additional Paid-in Capital [Member] | 2020 Equity Units [Member]
Financing Activities (Textuals)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,					$ 121,000,000

[1]	Reissued Treasury Stock used to fulfill share commitments related to AEP’s Equity Units. See “Equity Units” section below for additional information.
[2]	For certain series of Pollution Control Bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[3]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[4]	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.
[5]	See “Equity Units” section below for additional information.
[6]	Amount includes $805 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.
[7]	Amount includes $850 million of Junior Subordinated Notes. See “Equity Units” section below for additional information.
[8]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[9]	Weighted-average rate as of December 31, 2022 and 2021, respectively.
[10]	Includes the restrictions of consolidated and non-consolidated subsidiaries.
[11]	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[12]	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[13]	Certain Pollution Control Bonds are subject to redemption earlier than the maturity date.
[14]	Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.
[15]	In 2021, due to the successful collection of accounts receivable balances during the COVID-19 pandemic, the allowance for doubtful accounts was reduced, resulting in the issuance of credits to offset the higher fees previously paid and to lower subsequent fees paid.
[16]	Includes $(121) million related to a forward equity purchase contract associated with the issuance of Equity Units. See “Equity Units” section of Note 14 for additional information.
[17]	(b)